Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

	November 30,
(in millions)	2020	2019
Ships and ship improvements	$49,803	$50,446
Ships under construction	1,354	2,492
Other property and equipment	3,992	3,843
Total property and equipment	55,148	56,781
Less accumulated depreciation	(17,075)	(18,650)
	$38,073	$38,131